VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

December 19, 2017

BY EDGARLINK

Division of Investment Management

100 F Street N.E.

Washington, DC 20549-8629

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
Prospectus Title: Voya Ascend Annuity and Voya Ascend Advisory Annuity
File Nos.: 333-220690 and 811-02512

Ladies and Gentleman:

On behalf of Voya Retirement Insurance and Annuity Company (the "Company") and its Variable Annuity Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing the above-referenced Pre-Effective Amendment No. 1 on Form N-4 with respect to the Voya Ascend Annuity and the Voya Ascend Advisory Annuity flexible premium deferred combination variable and fixed annuity contracts (the “Contracts”) offered by the Company through the Account. There are separate prospectuses for the Voya Ascend Annuity and the Voya Ascend Advisory Annuity to reflect differences due to the markets in which they are sold and differences in surrender charges (none for the Voya Ascend Advisory Annuity) and compensation paid in relation to the sale of the Contracts.

The Registration Statement relates only to the variable portion of the Contracts supported by the Account. A separate registration statement pertaining to the index-linked variable annuity portion of the Contracts will be filed on Form S-3 by the Company. Both registration statements will contain identical prospectuses.

The purpose of this filing is to include changes to disclosures made in response to comments received from Mr. Patrick Scott, Senior Counsel, Disclosure Review Office, on November 27, 2017, and on December 18, 2017 (such changes are described in particular in our December 6, 2017, and December 19, 2017, correspondence filings responding to the comments), to make other nonmaterial changes to the prospectus in order to clarify disclosure and to include exhibits, financial statements and other information not included in the initial registration statement.

Included with this Pre-Effective Amendment No. 1 is an acceleration request from the Company and the Principal Underwriter of the Policies, requesting that the above-referenced registration statement be accelerated so as to become effective on December 20, 2017, or as soon thereafter as is practicable, in accordance with Rule 461(a) of the Securities Act of 1933.

PLAN | INVEST | PROTECT	Voya Logo

U.S. Securities and Exchange Commission

As counsel to the Company and the Account, I have reviewed the enclosed Pre-Effective Amendment No. 1 which is being filed under Rule 485(b) of the 1933 Act. Pursuant to Rule 485(b)(4), I hereby represent that:

•     The enclosed Post-Effective Amendment No. 1 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1) of the 1933 Act; and

•     The Company and management of the Company are responsible for the accuracy and adequacy of all disclosures, notwithstanding any review, comment, action or absence of action on the part of the staff of the Securities and Exchange Commission.

We appreciate your help with this matter and if you have any questions or comments, please do not hesitate to call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

PLAN | INVEST | PROTECT	Voya Logo